Unaudited Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 33,326	$ 4,912	¥ 31,095
Restricted cash		3,679	542	3,102
Securities available for sale, at fair value		346	51	2,450
Equity securities, at fair value				2,746
Accounts receivable, net of allowances of RMB1,858 and RMB906 as of December 31, 2025 and June 30, 2026, respectively		72,772	10,725	65,533
Contract assets, net of allowances of RMB164 and RMB160 as of December 31, 2025 and June 30, 2026, respectively		160,332	23,630	182,453
Other receivables, net		143,232	21,110	288,339
Inventories, net		867,560	127,863
Amounts due from a related party		13,349	1,967	13,252
Other current assets		13,967	2,058	14,809
Total current assets		1,308,563	192,858	603,779
Non-current assets:
Restricted bank deposit – non-current		15,777	2,325	16,059
Contract assets - non-current, net of allowances of RMB509 and RMB520 as of December 31, 2025 and June 30, 2026, respectively		519,695	76,594	565,418
Property, plant, and equipment, net		62,111	9,154	62,876
Deferred tax assets		12,831	1,891	8,902
Other non-current assets		41,662	6,140	237,475
Right-of-use assets		26,183	3,859	33,589
Total non-current assets		678,259	99,963	924,319
Total assets		1,986,822	292,821	1,528,098
Current liabilities:
Short-term loans		55,941	8,245	56,000
Accounts payable		71,426	10,527	81,089
Accrued commissions		76,769	11,314	90,076
Insurance premium payables		6	1	6
Other payables and accrued expenses		138,837	20,462	184,722
Accrued payroll		11,803	1,740	17,940
Income taxes payable		75,509	11,129	67,020
Operating lease liabilities		12,217	1,801	15,308
Total current liabilities		442,508	65,219	512,161
Non-current liabilities:
Accrued commissions		289,604	42,681	316,419
Tax liabilities		25,701	3,788	25,701
Deferred tax liabilities		181,055	26,683	187,218
Operating lease liabilities		11,628	1,714	15,463
Total non-current liabilities		507,988	74,866	544,801
Total liabilities		950,496	140,085	1,056,962
Commitments and contingencies
Shareholders’ Equity:
Additional paid-in capital		1,177,809	173,588	401,928
Statutory reserves		343,026	50,556	343,026
Accumulated deficit		(70,418)	(10,378)	(235,471)
Accumulated other comprehensive loss		(406,582)	(59,923)	(91,213)
Total AIFU INC. shareholders’ equity		1,043,917	153,855	478,520
Non-controlling interests		(7,591)	(1,119)	(7,384)
Total shareholders’ equity		1,036,326	152,736	471,136
Total liabilities and shareholders’ equity		1,986,822	292,821	1,528,098
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	78	11	38,877
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	¥ 4	$ 1	¥ 21,373

[1]	The number of shares as of December 31, 2025 is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.